Fees Summary	May 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,201,819,540.78
Previously Paid Amount	0
Total Fee Amount	183,998.58
Total Offset Amount	0
Net Fee	$ 183,998.58